OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2014
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES
NOTE 5	-	OTHER RECEIVABLES
  Other receivables consist of the following:
	As of December 31,
	2014	2013
Government receivables	$3,848	$4,435
Others	1,911	6,508
	$5,759	$10,943